Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
	(a)	(b)	(c)	(d)	(f)	(g)
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($) (in thousands)
2026	457,198	457,198	508,273	508,273	85.00	(4,371)
2025	457,303	457,303	493,872	493,872	38.95	(5,820)
2024	454,032	454,032	481,637	481,637	75.00	(4,069)

PEO Total Compensation Amount	$ 457,198	$ 457,303	$ 454,032
PEO Actually Paid Compensation Amount	457,198	457,303	454,032
Non-PEO NEO Average Total Compensation Amount	508,273	493,872	481,637
Non-PEO NEO Average Compensation Actually Paid Amount	508,273	493,872	481,637
Total Shareholder Return Amount	85.00	38.95	75.00
Net Income (Loss) Attributable to Parent	$ (4,371,000)	$ (5,820,000)	$ (4,069,000)
PEO Name	Mr. Gerber	Mr. Gerber	Mr. Gerber
Additional 402(v) Disclosure [Text Block]	The Company is a smaller reporting company for the fiscal year ended June 30, 2026. Pursuant to Item 402(v) of Regulation S-K, the following table and disclosure presents the most recent three years of Pay versus Performance information.